Advance to Suppliers, Net - Schedule of Balance of Advance to Suppliers, Net (Details) - CNY (¥)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	¥ 25,958,008	¥ 12,958,346
Less: allowance of credit losses		(4,871,715)	¥ (5,216,045)
Total advance to suppliers, net	25,958,008	8,086,631
AIGC Research and Development Services [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	14,347,600
IP Digitalization [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	11,070,276
2021 Baoding Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		3,870,439
2023 Wanfenglin Half Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		532,011
2022 Kunming Plateau Half Horse [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		560,506
2025Youyang Jinxiu Flower Field and Iris Grassland Ecological Half Marathon Online Promotion [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	481,132
2022 Guizhou Ring Leigong Mountain Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		440,770
2024 Harbin Longevity Forest Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		4,230,000
2024 Golden Show Half Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		2,676,000
2023 Pony Fun Exercise Class [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		128,277
2023 Beautiful Creation Camp [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		42,242
2025 Advertising Campaign -Good Family Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	59,000
Others [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		¥ 478,101